Due to Related Parties (Details) - Schedule of due to related parties - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Total short-term borrowings	$ 1,784,058	$ 1,208,331
Hangzhou Liaison Interactive [Member]
Short-term Debt [Line Items]
Total short-term borrowings	996,450	931,450
DGHKT [Member]
Short-term Debt [Line Items]
Total short-term borrowings		33,000
Ping Chen [Member]
Short-term Debt [Line Items]
Total short-term borrowings	$ 787,608	$ 243,881